Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories [Line Items]
Cost of inventories recognised as expense during period	$ 1,069,309	$ 921,895
Write-downs (recovery of cost of sales)	3,999	$ 2,302
Decline in stockpile inventories	(6,784)
Increase in finished goods inventories	756
Peru [Member]
Inventories [Line Items]
Write-downs (recovery of cost of sales)	(1,446)
Manitoba [Member]
Inventories [Line Items]
Write-downs (recovery of cost of sales)	$ 5,445